Operating expenses - Variable compensation awards (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based payments
Total variable compensation	£ 335,000,000	£ 342,000,000	£ 343,000,000
Change (as a percent)	(2.00%)
Variable compensation as a % of operating profit before tax	9.00%	13.00%
Proportion of variable compensation that is deferred	89.00%	85.00%
Of which - deferred bond awards	64.00%	46.00%
Of which - deferred share awards	36.00%	54.00%
Percentage of adjusted operating profit before variable compensation expense		7.00%
Total non-deferred variable compensation
Share-based payments
Total variable compensation	£ 37,000,000	£ 51,000,000
Change (as a percent)	(27.00%)
Non-deferred cash awards
Share-based payments
Total variable compensation	£ 37,000,000	51,000,000
Change (as a percent)	(27.00%)
Non-deferred cash awards | Maximum
Share-based payments
Cash awards	£ 2,000
Total deferred variable compensation
Share-based payments
Total variable compensation	£ 298,000,000	291,000,000
Change (as a percent)	2.00%
Deferred bond awards
Share-based payments
Total variable compensation	£ 191,000,000	134,000,000
Change (as a percent)	43.00%
Deferred share awards
Share-based payments
Total variable compensation	£ 107,000,000	£ 157,000,000
Change (as a percent)	(32.00%)